Other Litigation, Claims, and Legal Contingencies (Details) € in Millions	1 Months Ended
	Feb. 28, 2010 patent defendant	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
TecSec legal proceedings
Intellectual property-related litigation and claims
Number of patents alleged infringed	1
Number patents held by TecSec	5
Number of defendants | defendant	1
Non-income taxes
Intellectual property-related litigation and claims
Potential amount | €		€ 95	€ 102